Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Feb. 29, 2024	Aug. 29, 2023
Product Information [Line Items]
Net income			$ 5,269,854	$ (2,682,108)
Net cash used in operating activities			2,477,037	2,075,624
Additional capital raised			10,100,000
Payments for merger	$ 3,000,000
Proceeds from business merger warrant exercises			15,000,000
Asset impairment charges			0	0
FDIC amount			0	282,000
SPIC amount			7,300,000	0
Cash and cash equivalents			7,618,405	532,229
Revenues			3,153,500	591,500
AgeX Therapeutics Inc [Member]
Product Information [Line Items]
Net income			(14,803,000)	(10,462,000)
Net cash used in operating activities			7,800,000	5,939,000
Cash and cash equivalents			$ 345,000	645,000
Finite lived intangible asset useful life			10 years
Lessee operating lease description			(i) 75% or greater to determine whether the lease term is a major part of the remaining economic life of the underlying asset and (ii) 90% or greater to determine whether the present value of the sum of lease payments is substantially all of the fair value of the underlying asset.
Revenues			$ 142,000	34,000
AgeX Therapeutics Inc [Member] | National Institutes of Health [Member]
Product Information [Line Items]
Revenues		$ 341,000	77,000
AgeX Therapeutics Inc [Member] | Lease Agreement [Member]
Product Information [Line Items]
Base rent			$ 844	$ 1,074
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk			95.00%	85.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful live			3 years
Maximum [Member]
Product Information [Line Items]
Estimated useful live			10 years
Subsequent Event [Member]
Product Information [Line Items]
Cash						$ 6,900,000
Subsequent Event [Member] | AgeX Therapeutics Inc [Member]
Product Information [Line Items]
Additional capital raised					$ 15,000,000
AgeX Therapeutics Inc [Member]
Product Information [Line Items]
Ownership percent							75.00%